Derivative financial instruments	12 Months Ended
Jun. 30, 2018
Derivative financial instrument
Derivative financial instruments

18 Derivative financial instruments

	2018		2017
	Assets £'000	Liabilities £'000	Assets £'000	Liabilities £'000
Derivatives used for hedging:
Interest rate swaps	4,490	—	—	(655)
Derivatives at fair value through profit or loss:
Embedded foreign exchange derivatives	624	—	1,714	—
Forward foreign exchange contracts	852	—	3,170	(1,253)

	5,966	—	4,884	(1,908)

Less non-current portion:
Derivatives used for hedging:
Interest rate swaps	4,490	—	—	(655)
Derivatives at fair value through profit or loss:
Embedded foreign exchange derivatives	317	—	855	—
Forward foreign exchange contracts	—	—	811	—

Non-current derivative financial instruments	4,807	—	1,666	(655)

Current derivative financial instruments	1,159	—	3,218	(1,253)

        The ineffective portion recognized in profit or loss that arises from cash flow hedges amounts to £nil (2017: £nil).

        Further details of derivative financial instruments are provided in note 31.